Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
NVIT Flexible Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT FLEXIBLE FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT Flexible Fixed Income Fund (“Fixed Income Fund” or “Fund”) seeks income primarily,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund-of-funds” that invests in affiliated and unaffiliated mutual funds (each, an “Underlying Fund” or collectively, “Underlying Funds”) representing a variety of fixed-income asset classes. The Fund aims to provide diversification across more traditional fixed-income asset classes—U.S. government and investment-grade corporate bonds and mortgage-backed and asset-backed securities—in combination with less traditional asset classes, such as international bonds, emerging market bonds, high-yield bonds, commodities and loans with varying or floating interest rates. Each Underlying Fund invests directly in fixed-income securities or other asset classes, as appropriate to its investment objective and strategies. The Fund pursues its investment objective by investing primarily in Underlying Funds that invest in fixed-income securities that the Adviser believes offer investment income. To the extent not inconsistent with this strategy, the Adviser may seek to invest some of the Fund’s investments in assets that the Adviser believes may produce capital growth. Because the performance of many non-traditional asset classes may have a low correlation to the performance of more traditional asset classes, the Fund also invests in Underlying Funds that invest in these non-traditional asset classes in order to provide for an enhanced degree of diversification that the Fund’s Adviser believes may help manage risk and increase returns.

The Adviser establishes an allocation among different asset classes based on the expected return potential, the anticipated risk and the volatility of each asset class. Once the asset allocation is determined, the Adviser selects the Underlying Funds it believes most appropriate to represent the various asset classes. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including each Underlying Fund’s investment strategies, risk profile and historical performance.

Some Underlying Funds are “index” funds (or funds that use index replication strategies) that invest directly in bonds or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark bond index before the deduction of fees and expenses. Many Underlying Funds are not index funds, however, and feature an “active” style of management, meaning that their portfolio managers actively make investment decisions and initiate buying and selling of securities with the goal of maximizing investment return. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more Underlying Funds). However, most of the Underlying Funds in which the Fund invests are diversified.

Through its investments in the Underlying Funds, the Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Fixed-income securities in which the Underlying Funds may invest include debt securities and bonds of varying maturities and issued by various types of issuers, such as the U.S. government, foreign governments and corporations, as well as mortgage-backed securities and asset-backed securities. Fixed-income securities also may include either investment-grade or high-yield (i.e., “junk”) debt securities. Through its investments in the Underlying Funds, the Fund may invest either in U.S. or foreign securities, including securities issued in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Certain Underlying Funds also may invest in futures, forwards and swaps, which are derivatives, either (i) as a substitute for investing in fixed-income securities or commodity interests, (ii) in order to hedge against investment risks, or (iii) in order to increase total return. An Underlying Fund also may invest in commodity-linked notes as a substitute for investing in commodity interests directly. For purposes of the Fund’s policy to invest at least 80% of its net assets in fixed-income securities, derivative instruments held by the Underlying Funds will be deemed to be fixed-income securities to the extent their value is derived from the performance of, or have economic characteristics similar to, fixed-income securities.

Other than as referenced above, the Fund is not required to allocate its investments among any particular asset class in any fixed proportion. Instead, the Fund’s Adviser may change the Fund’s allocations among the different asset classes in order to achieve the Fund’s objective during a variety of market conditions. The Fund accordingly has no geographic limits on where it may invest, and the Fund may have some or none of its assets allocated to each asset class in relative proportions that change over time based on market and economic conditions. This flexibility permits the Fund to establish what its Adviser believes to be the most favorable asset allocation designed to meet the Fund’s objective while providing the highest risk-adjusted returns.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest because the investment adviser is also the investment adviser to most of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Fund. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Fund.

Management risk – the methods and analyses employed by the Fund’s investment adviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results and, as a result, the Fund could lose value or underperform.

Market risk – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. If this happens, you may lose money.

Fixed-income securities risk – investments by an Underlying Fund in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility, increased redemptions and the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Underlying Fund may be required to invest the proceeds in securities with lower yields.

Limited portfolio holdings risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Mortgage- and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain types of mortgage-backed securities will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Sovereign debt risk – sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Floating-rate loans risk – these are debt instruments that typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. Senior loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the assets of the issuer that is senior to that held by the subordinated debt holders and stockholders of the issuer. Junior loans may include either secured or unsecured subordinated loans, as well as second lien loans and bridge loans. Both senior loans and junior loans typically are of below investment-grade quality and have below investment-grade ratings. Accordingly, floating-rate loans have speculative characteristics and high risk, and often are referred to as “junk.”

Commodities risk – investments linked to the prices of commodities are considered to be speculative. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds, and therefore they may be more volatile than investments in stocks and bonds. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including changes in supply and demand relationships, weather, agriculture, disease, fiscal and exchange control programs, and international economic, political, military and regulatory developments. The commodity-linked instruments in which an Underlying Fund invests present substantial risk, including the risk of loss of a significant portion of their principal value. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss. The ability of an Underlying Fund to invest directly in commodity-linked investments is limited under the Internal Revenue Code. If an Underlying Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the Underlying Fund could fail to qualify as a regulated investment company and thus be subject to tax on its taxable income at the corporate rate, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Underlying Fund shareholders, including the Fund, as dividend income.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund’s value or prevent the Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Derivatives risk – derivatives held by an Underlying Fund may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund’s losses and reducing the Underlying Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Underlying Fund. Certain derivatives held by an Underlying Fund may be illiquid, including non-exchange traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps and forwards – using swaps and forwards can involve greater risks than if the Underlying Fund were to invest directly in the underlying securities or assets. Because swaps and forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for swap and forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap or forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

Commodity-linked notes – commodity-linked notes are subject to the risk that the counterparty will fail to meet its obligations, as well as to the risk that the commodity or commodity index underlying a note may change in value. Further, these notes often are leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. In addition, because they are debt securities, commodity-linked notes are subject to risks typically associated with fixed-income securities, such as movements in interest rates, the time remaining until maturity and the creditworthiness of the issuer. A liquid secondary market may not exist for certain commodity-linked notes, making it difficult for the Fund or Underlying Fund to sell them at the desired time at an acceptable price.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of index, and the timing of purchase and redemption of Underlying Fund shares.

Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class P shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1.36% – 1st qtr. 2015 Worst Quarter: -2.59% – 3rd qtr. 2015
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2015:
NVIT Flexible Fixed Income Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.56%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.44%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	1,263
5 Years	rr_ExpenseExampleYear05	2,399
10 Years	rr_ExpenseExampleYear10	$ 5,183
2015	rr_AnnualReturn2015	(3.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.59%)
1 Year	rr_AverageAnnualReturnYear01	(3.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
NVIT Flexible Fixed Income Fund | Barclays Global Aggregate Bond Index (reflects no deduction for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.28% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) until at least April 30, 2017. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses, or the current expense limitation, if different.